EAGLE ENERGY INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Shares		Fair Value
	MLP & MLP RELATED SECURITIES — 97.4%
	COMMERCIAL - 4.9%
260,188	Kodiak Gas Services, Inc.	$ 10,930,498

	ELECTRIC UTILITIES - 1.0%
24,500	NextEra Energy, Inc.	2,153,550

	GATHERING & PROCESSING - 8.4%
469,000	Antero Midstream Corporation	8,826,580
123,500	Hess Midstream, L.P., Class A	4,380,545
82,500	Kinetik Holdings, Inc.	3,375,075
81,925	Summit Midstream Corporation(a)	2,352,067
		18,934,267
	LNG INFRASTRUCTURE - 4.7%
50,000	Cheniere Energy, Inc.	10,576,000

	PIPELINE-DIVERSIFIED - 23.7%
1,394,000	Energy Transfer, L.P.	25,719,300
567,504	Enterprise Products Partners, L.P.	18,835,458
112,400	ONEOK, Inc.	8,900,956
		53,455,714
	PIPELINE-NATURAL GAS - 22.4%
162,000	DT Midstream, Inc.	20,415,240
357,000	Kinder Morgan, Inc.	10,884,930
282,900	Williams Companies, Inc. (The)	19,027,854
		50,328,024
	PIPELINE-NGL INFRASTRUCTURE - 15.7%
203,500	Keyera Corporation	6,891,288
72,500	Pembina Pipeline Corporation	3,014,550
127,000	Targa Resources Corporation	25,524,460
		35,430,298
	PIPELINE-PETROLEUM - 6.9%
508,000	Plains GP Holdings, L.P., Class A	10,403,840
94,500	Sunococorp, LLC(a)	5,067,090
		15,470,930

EAGLE ENERGY INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	MLP & MLP RELATED SECURITIES — 97.4% (Continued)
	PIPELINES AND TRANSPORTATION - 8.7%
195,000	MPLX, L.P.	$ 10,900,500
146,000	TC Energy Corporation	8,565,820
		19,466,320
	RENEWABLE ELECTRIC GENERATION - 1.0%
57,000	Brookfield Renewable Corporation	2,373,480

	TOTAL MLP & MLP RELATED SECURITIES (Cost $135,501,986)	219,119,081

Shares
	SHORT-TERM INVESTMENTS — 2.1%
	MONEY MARKET FUNDS - 2.1%
4,701,055	First American Government Obligations Fund, Class X, 3.61% (Cost $4,701,055)(b)	4,701,055

	TOTAL INVESTMENTS - 99.5% (Cost $140,203,041)	$ 223,820,136
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.5%	1,158,386
	NET ASSETS - 100.0%	$ 224,978,522

LLC	- Limited Liability Company
LNG	- Liquefied Natural Gas
L.P.	- Limited Partnership
MLP	- Master Limited Partnership
NGL	- Natural Gas Liquids

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of January 31, 2026.